UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Item 1. Reports to Stockholders.

AZL Allianz Global Investors SelectSM Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Allianz Global Investors Select Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Allianz Global Investors Select Fund	$1,000.00	$964.60	$0.97	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Allianz Global Investors Select Fund	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Allianz Global Investors Select Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL NACM International Growth Fund	10.5%
AZL NFJ International Value Fund	15.9
AZL OCC Growth Fund	31.5
PIMCO PVIT CommodityRealReturn Strategy Portfolio	5.4
PIMCO PVIT Total Return Portfolio	42.8

106.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (106.1%):
52,040	AZL NACM International Growth Fund	$474,080
57,893	AZL NFJ International Value Fund*	710,923
147,861	AZL OCC Growth Fund	1,412,071
32,526	PIMCO PVIT CommodityRealReturn Strategy Portfolio	241,019
169,692	PIMCO PVIT Total Return Portfolio	1,914,131

Total Affiliated Investment Companies (Cost $4,874,792)		4,752,224

Total Investment Securities (Cost $4,874,792)(a) — 106.1%		4,752,224
Net other assets (liabilities) — (6.1)%		(274,872)

Net Assets — 100.0%		$4,477,352

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $4,953,771. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$63,944
Unrealized depreciation	(265,491)

Net unrealized depreciation	$(201,547)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Allianz
Global
Investors
Select Fund

Assets:
Investments in affiliates, at cost	$4,874,792

Investments in affiliates, at value	$4,752,224
Dividends receivable	5,481
Receivable for affiliated investments sold	160,117
Receivable from Manager	1,378

Total Assets	4,919,200

Liabilities:
Cash overdraft	166,707
Payable for affiliated investments purchased	5,481
Payable for capital shares redeemed	246,957
Administration fees payable	20,193
Custodian fees payable	1,059
Administrative and compliance services fees payable	121
Trustee fees payable	369
Other accrued liabilities	961

Total Liabilities	441,848

Net Assets	$4,477,352

Net Assets Consist of:
Capital	$4,831,213
Accumulated net investment income/(loss)	63,631
Accumulated net realized gains/(losses) from investment transactions	(294,924)
Net unrealized appreciation/(depreciation) on investments	(122,568)

Net Assets	$4,477,352

Shares of beneficial interest (unlimited number of shares authorized, no par value)	456,402
Net Asset Value (offering and redemption price per share)	$9.81

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Allianz
Global
Investors
Select Fund

Investment Income:
Dividends	$71,361

Total Investment Income	71,361

Expenses:
Manager fees	1,999
Administration fees	42,152
Custodian fees	1,717
Administrative and compliance services fees	197
Trustees’ fees	513
Professional fees	389
Shareholder reports	740
Other expenses	143

Total expenses before reductions	47,850
Less expenses contractually waived/reimbursed by the Manager	(39,855)

Net expenses	7,995

Net Investment Income/(Loss)	63,366

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(307,261)
Change in unrealized appreciation/(depreciation) on investments	(117,002)

Net Realized/Unrealized Gains/(Losses) on Investments	(424,263)

Change in Net Assets Resulting From Operations	$(360,897)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Statements of Changes in Net Assets

	AZL Allianz
	Global Investors Select Fund
	For the	October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$63,366	$6,674
Net realized gains/(losses) on investment transactions	(307,261)	24,809
Change in unrealized appreciation/(depreciation) on investments	(117,002)	(5,566)

Change in net assets resulting from operations	(360,897)	25,917

Dividends to Shareholders:
From net investment income	—	(18,881)

Change in net assets resulting from dividends to shareholders	—	(18,881)

Capital Transactions:
Proceeds from shares issued	9,888,877	3,037,958
Dividends reinvested	—	18,881
Value of shares redeemed	(8,111,786)	(2,717)

Change in net assets resulting from capital transactions	1,777,091	3,054,122

Change in net assets	1,416,194	3,061,158
Net Assets:
Beginning of period	3,061,158	—

End of period	$4,477,352	$3,061,158

Accumulated net investment income/(loss)	$63,631	$265

Share Transactions:
Shares issued	961,094	299,407
Dividends reinvested	—	1,857
Shares redeemed	(805,689)	(267)

Change in shares	155,405	300,997

(a)	Period from commencement of operations.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.17	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.14	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.50)	0.21

Total from Investment Activities	(0.36)	0.23

Dividends to Shareholders From:
Net Investment Income	—	(0.06)

Total Dividends	—	(0.06)

Net Asset Value, End of Period	$9.81	$10.17

Total Return(b) (c)	(3.54)%	2.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$4,477	$3,061
Net Investment Income/(Loss)(d)	1.59%	2.86%
Expenses Before Reductions(d) (e)	1.20%	4.56%
Expenses Net of Reductions(d)	0.20%	0.20%
Portfolio Turnover Rate(c)	104.69%	0.20%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, the Fusion Edge Fund, the AZL Balanced Index Strategy Fund, the AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Allianz Global Investors Select Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Allianz Global Investors Select Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Allianz Global Investors Select Fund	$10,180	$39,855

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

$50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $159 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$4,752,224	$—	$4,752,224

Total Investment Securities	$4,752,224	$—	$4,752,224

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Allianz Global Investors Select Fund	$9,871,304	$7,741,277

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009, were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Allianz Global Investors Select Fund	$18,881	$18,881

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Depreciation(b)	Earnings
AZL Allianz Global Investors Select Fund	$265	$12,356	$12,621	$(5,585)	$7,036

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

7. Subsequent Event

At a Board meeting on June 9, 2010, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Balanced Index Strategy Fund will acquire the assets and liabilities of the AZL Allianz Global Investors Select Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2010.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL Balanced Index StrategySM Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Balanced Index Strategy Fund	$1,000.00	$986.00	$0.59	0.12%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Balanced Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL Enhanced Bond Index Fund	51.8%
AZL International Index Fund	12.2
AZL Mid Cap Index Fund	7.1
AZL S&P 500 Index Fund, Class 2	25.6
AZL Small Cap Stock Index Fund	3.8
Investment Companies	0.2

100.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.5%):
7,677,090	AZL Enhanced Bond Index Fund*	$80,762,988
1,656,004	AZL International Index Fund*	18,928,129
874,789	AZL Mid Cap Index Fund*	11,127,320
5,570,133	AZL S&P 500 Index Fund, Class 2	39,826,451
761,028	AZL Small Cap Stock Index Fund*	5,966,462

Total Affiliated Investment Companies (Cost $153,388,079)		156,611,350

Investment Companies (0.2%):
319,397	Dreyfus Treasury Prime Cash Management, 0.00%(a)	319,397

Total Investment Companies (Cost $319,397)		319,397

Total Investment Securities (Cost $153,707,476)(b) — 100.7%		156,930,747
Net other assets (liabilities) — (0.7)%		(1,149,758)

Net Assets — 100.0%		$155,780,989

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $153,729,577. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,987,434
Unrealized depreciation	(1,786,264)

Net unrealized appreciation	$3,201,170

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Balanced
Index
Strategy Fund

Assets:
Investments in non-affiliates, at cost	$319,397
Investments in affiliates, at cost	153,388,079

Investments in securities, at cost	$153,707,476

Investments in non-affiliates, at value	$319,397
Investments in affiliates, at value	156,611,350

Total Investment securities, at value	156,930,747
Dividends receivable	1
Foreign currency, at value (cost $1)	1
Receivable for capital shares issued	9,803
Prepaid expenses	720

Total Assets	156,941,272

Liabilities:
Payable for affiliated investments purchased	473,219
Payable for capital shares redeemed	629,565
Manager fees payable	6,440
Administration fees payable	20,741
Custodian fees payable	742
Administrative and compliance services fees payable	2,315
Trustee fees payable	5,829
Other accrued liabilities	21,432

Total Liabilities	1,160,283

Net Assets	$155,780,989

Net Assets Consist of:
Capital	$152,980,713
Accumulated net investment income/(loss)	(81,379)
Accumulated net realized gains/(losses) from investment transactions	(341,616)
Net unrealized appreciation/(depreciation) on investments	3,223,271

Net Assets	$155,780,989

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,825,750
Net Asset Value (offering and redemption price per share)	$11.27

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Balanced
Index
Strategy Fund

Investment Income:
Dividends	$1
Net Foreign withholding tax	3,954

Total Investment Income	3,955

Expenses:
Manager fees	36,750
Administration fees	24,311
Custodian fees	679
Administrative and compliance services fees	2,164
Trustees’ fees	5,176
Professional fees	6,042
Shareholder reports	7,977
Other expenses	2,235

Total expenses	85,334

Net Investment Income/(Loss)	(81,379)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	58,639
Change in unrealized appreciation/(depreciation) on investments	(2,766,246)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,707,607)

Change in Net Assets Resulting From Operations	$(2,788,986)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the	July 10,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(81,379)	$(10,789)
Net realized gains/(losses) on investment transactions	58,639	(399,452)
Change in unrealized appreciation/(depreciation) on investments	(2,766,246)	5,989,705

Change in net assets resulting from operations	(2,788,986)	5,579,464

Dividends to Shareholders:
Capital Transactions:
Proceeds from shares issued	26,543,769	35,401,586
Proceeds from shares issued in merger	—	134,049,464
Value of shares redeemed	(5,040,916)	(37,963,392)

Change in net assets resulting from capital transactions	21,502,853	131,487,658

Change in net assets	18,713,867	137,067,122
Net Assets:
Beginning of period	137,067,122	—

End of period	$155,780,989	$137,067,122

Accumulated net investment income/(loss)	$(81,379)	$—

Share Transactions:
Shares issued	2,271,257	3,474,241
Shares issued in merger	—	11,901,316
Shares redeemed	(440,551)	(3,380,513)

Change in shares	1,830,706	11,995,044

(a)	Period from commencement of operations.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		July 10,
	Six Months	2010 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.15)	1.43

Total from Investment Activities	(0.16)	1.43

Net Asset Value, End of Period	$11.27	$11.43

Total Return(c) (d)	(1.40)%	14.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$155,781	$137,067
Net Investment Income/(Loss)(e)	(0.11)%	(0.03)%
Expenses Before Reductions(e) (d)	0.12%	0.20%
Expenses Net of Reductions(e)	0.12%	0.20%
Portfolio Turnover Rate(d)	2.63%	49.76%

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, the Fusion Edge Fund, the AZL Balanced Index Strategy Fund, the AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Balanced Index Strategy Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,892 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$156,611,350	$—	$156,611,350
Investment Companies	319,397	—	319,397

Total Investment Securities	$156,930,747	$—	$156,930,747

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$25,969,471	$3,876,044

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Balanced Index Strategy Fund	$378,980

As of the latest tax year ended December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings
AZL Balanced Index Strategy Fund	$(378,980)	$5,968,242	$5,589,262

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

7. Subsequent Event

At a Board meeting on June 9, 2010, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Balanced Index Strategy Fund will acquire the assets and liabilities of the AZL Allianz Global Investors Select Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2010.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL FusionSM Balanced Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Balanced Fund	$1,000.00	$997.00	$0.99	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Balanced Fund	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL BlackRock Capital Appreciation Fund	3.6%
AZL Columbia Mid Cap Value Fund	0.9
AZL Columbia Small Cap Value Fund	1.8
AZL Eaton Vance Large Cap Value Fund	4.4
AZL International Index Fund	3.6
AZL Invesco International Equity Fund	4.8
AZL JPMorgan U.S. Equity Fund	3.6
AZL MFS Investors Trust Fund	1.8
AZL Mid Cap Index Fund	0.9
AZL Morgan Stanley Global Real Estate Fund	1.9
AZL Morgan Stanley Mid Cap Growth Fund	0.9
AZL NFJ International Value Fund	2.8
AZL OCC Opportunity Fund	1.3
AZL Russell 1000 Growth Index Fund	2.6
AZL Russell 1000 Value Index Fund	4.4
AZL Schroder Emerging Markets Equity Fund, Class 2	0.9
AZL Strategic Investments Trust	2.6
AZL Turner Quantitative Small Cap Growth Fund	0.9
AZL Van Kampen Growth and Income Fund	1.8
PIMCO PVIT CommodityRealReturn Strategy Portfolio	1.5
PIMCO PVIT Emerging Markets Bond Portfolio	1.1
PIMCO PVIT Global Bond Portfolio	3.2
PIMCO PVIT High Yield Portfolio	4.1
PIMCO PVIT Real Return Portfolio	4.3
PIMCO PVIT Total Return Portfolio	40.4
Investment Companies	0.1

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
2,147,454	AZL BlackRock Capital Appreciation Fund	$23,149,557
896,273	AZL Columbia Mid Cap Value Fund	5,655,482
1,339,593	AZL Columbia Small Cap Value Fund	11,533,892
4,128,310	AZL Eaton Vance Large Cap Value Fund	28,650,473
2,053,511	AZL International Index Fund*	23,471,627
2,467,275	AZL Invesco International Equity Fund	30,618,886
2,969,906	AZL JPMorgan U.S. Equity Fund	23,076,171
984,370	AZL MFS Investors Trust Fund	11,586,035
444,155	AZL Mid Cap Index Fund*	5,667,411
1,692,862	AZL Morgan Stanley Global Real Estate Fund	12,273,252
561,626	AZL Morgan Stanley Mid Cap Growth Fund*	6,116,106
1,475,266	AZL NFJ International Value Fund*	18,116,265
805,803	AZL OCC Opportunity Fund*	8,638,209
1,903,132	AZL Russell 1000 Growth Fund*	16,576,278
3,259,242	AZL Russell 1000 Value Fund*	28,192,442
845,581	AZL Schroder Emerging Markets Equity Fund, Class 2	5,978,259
3,537,404	AZL Strategic Investments Trust*	16,908,790
772,487	AZL Turner Quantitative Small Cap Growth Fund*	5,755,031
1,310,285	AZL Van Kampen Growth and Income Fund	11,530,507
1,288,467	PIMCO PVIT CommodityRealReturn Strategy Portfolio	9,547,541
527,032	PIMCO PVIT Emerging Markets Bond Portfolio	6,888,305
1,591,827	PIMCO PVIT Global Bond Portfolio (Unhedged)	20,486,809
3,620,513	PIMCO PVIT High Yield Portfolio	26,574,562
2,112,655	PIMCO PVIT Real Return Portfolio	27,485,635
23,101,803	PIMCO PVIT Total Return Portfolio	260,588,339

Total Affiliated Investment Companies (Cost $617,220,080)		645,065,864

Investment Companies (0.1%):
583,672	Dreyfus Treasury Prime Cash Management, 0.00%(a)	583,672

Total Investment Companies (Cost $583,672)		583,672

Total Investment Securities (Cost $617,803,752)(b) — 100.2%		645,649,536
Net other assets (liabilities) — (0.2)%		(1,394,517)

Net Assets — 100.0%		$644,255,019

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $632,212,000. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$39,274,471
Unrealized depreciation	(25,836,935)

Net unrealized appreciation	$13,437,536

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Fusion
Balanced Fund

Assets:
Investments in non-affiliates, at cost	$583,672
Investments in affiliates, at cost	617,220,080

Total investments, at cost	$617,803,752

Investments in non-affiliates, at value	$583,672
Investments in affiliates, at value	645,065,864

Total Investment securities, at value	645,649,536
Dividends receivable	780,499
Receivable for capital shares issued	118,071
Prepaid expenses	4,380

Total Assets	646,552,486

Liabilities:
Payable for affiliated investments purchased	1,996,300
Payable for capital shares redeemed	136,406
Manager fees payable	79,469
Administration fees payable	12,172
Custodian fees payable	681
Administrative and compliance services fees payable	5,716
Trustee fees payable	14,150
Other accrued liabilities	52,573

Total Liabilities	2,297,467

Net Assets	$644,255,019

Net Assets Consist of:
Capital	$653,808,227
Accumulated net investment income/(loss)	25,786,070
Accumulated net realized gains/(losses) from investment transactions	(63,185,062)
Net unrealized appreciation/(depreciation) on investments	27,845,784

Net Assets	$644,255,019

Shares of beneficial interest (unlimited number of shares authorized, no par value)	63,996,372
Net Asset Value (offering and redemption price per share)	$10.07

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Fusion
Balanced Fund

Investment Income:
Dividends from non-affiliates	$3
Dividends from affiliates	5,605,535

Total Investment Income	5,605,538

Expenses:
Manager fees	618,889
Administration fees	29,261
Custodian fees	1,267
Administrative and compliance service fees	11,001
Trustees’ fees	26,235
Professional fees	30,783
Shareholder reports	40,405
Other expenses	14,898

Total expenses before reductions	772,739
Less expenses voluntarily waived/reimbursed by the Manager	(154,725)

Net expenses	618,014

Net Investment Income/(Loss)	4,987,524

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	32,484,797
Change in unrealized appreciation/(depreciation) on investments	(41,167,066)

Net Realized/Unrealized Gains/(Losses) on Investments	(8,682,269)

Change in Net Assets Resulting From Operations	$(3,694,745)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Statements of Changes in Net Assets

	AZL Fusion Balanced Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$4,987,524	$11,774,099
Net realized gains/(losses) on investment transactions	32,484,797	(41,939,055)
Change in unrealized appreciation/(depreciation) on investments	(41,167,066)	143,231,849

Change in net assets resulting from operations	(3,694,745)	113,066,893

Dividends to Shareholders:
From net investment income	—	(9,110,767)
From net realized gains on investments	—	(14,295,472)

Change in net assets resulting from dividends to shareholders	—	(23,406,239)

Capital Transactions:
Proceeds from shares issued	85,981,132	191,778,353
Proceeds from dividends reinvested	—	23,406,239
Value of shares redeemed	(21,520,019)	(20,511,216)

Change in net assets resulting from capital transactions	64,461,113	194,673,376

Change in net assets	60,766,368	284,334,030
Net Assets:
Beginning of period	583,488,651	299,154,621

End of period	$644,255,019	$583,488,651

Accumulated net investment income/(loss)	$25,786,070	$20,798,546

Share Transactions:
Shares issued	8,356,550	21,771,991
Dividends reinvested	—	2,413,014
Shares redeemed	(2,116,823)	(2,237,445)

Change in shares	6,239,727	21,947,560

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

						April 29,
	Six Months					2005 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2010	2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.10	$8.35	$12.16	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	0.12	0.20	0.24	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(0.07)	2.09	(3.43)	0.58	0.85	0.67

Total from Investment Activities	(0.03)	2.21	(3.23)	0.82	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	—	(0.18)	(0.25)	(0.16)	(0.03)	—
Net Realized Gains	—	(0.28)	(0.33)	(0.15)	(0.06)	—

Total Dividends	—	(0.46)	(0.58)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$10.07	$10.10	$8.35	$12.16	$11.65	$10.73

Total Return(b) (c)	(0.30)%	26.71%	(27.44)%	7.11%	9.49%	7.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$644,255	$583,489	$299,155	$368,394	$274,945	$117,000
Net Investment Income/(Loss)(d)	1.61%	2.65%	2.37%	2.49%	2.18%	1.75%
Expenses Before Reductions(d) (e)	0.25%	0.25%	0.25%	0.26%	0.30%	0.50%
Expenses Net of Reductions(d)	0.20%	0.20%	0.25%	0.26%	0.30%	0.30%
Portfolio Turnover Rate(c)	34.31%	36.81%	61.54%	32.61%	44.38%	3.96%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $8,760 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$628,157,074	$16,908,790	(1)	$645,065,864
Investment Companies	583,672	—		583,672

Total Investment Securities	$628,740,746	$16,908,790		$645,649,536

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$283,424,160	$212,592,548

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Fusion Balanced Fund	$72,574,197

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,278,222 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$11,006,747	$12,399,492	$23,406,239

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL Fusion Balanced Fund	$20,734,316	$20,734,316	$(73,852,419)	$47,259,640	$(5,858,463)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

Allianz Funds

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL FusionSM Conservative Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Conservative Fund	$1,000.00	$1,006.90	$1.54	0.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Conservative Fund	$1,000.00	$1,023.26	$1.56	0.31%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Conservative Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL BlackRock Capital Appreciation Fund	2.8%
AZL Columbia Mid Cap Value Fund	0.9
AZL Columbia Small Cap Value Fund	1.4
AZL Eaton Vance Large Cap Value Fund	4.5
AZL International Index Fund	2.9
AZL Invesco International Equity Fund	1.9
AZL JPMorgan U.S. Equity Fund	2.7
AZL MFS Investors Trust Fund	0.9
AZL Mid Cap Index Fund	0.9
AZL Morgan Stanley Global Real Estate Fund	0.9
AZL Morgan Stanley Mid Cap Growth Fund	0.9
AZL NFJ International Value Fund	0.9
AZL OCC Opportunity Fund	0.9
AZL Russell 1000 Growth Index Fund	1.8
AZL Russell 1000 Value Index Fund	3.6
AZL Turner Quantitative Small Cap Growth Fund	0.9
AZL Van Kampen Growth and Income Fund	1.8
PIMCO PVIT CommodityRealReturn Strategy Portfolio	1.5
PIMCO PVIT Emerging Markets Bond Portfolio	1.0
PIMCO PVIT Global Bond Portfolio	3.0
PIMCO PVIT High Yield Portfolio	5.0
PIMCO PVIT Real Return Portfolio	3.0
PIMCO PVIT Total Return Portfolio	53.7
Investment Companies	1.9

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (97.8%):
121,051	AZL BlackRock Capital Appreciation Fund	$1,304,933
66,723	AZL Columbia Mid Cap Value Fund	421,021
75,019	AZL Columbia Small Cap Value Fund	645,911
309,141	AZL Eaton Vance Large Cap Value Fund	2,145,440
118,172	AZL International Index Fund*	1,350,702
73,337	AZL Invesco International Equity Fund	910,117
166,698	AZL JPMorgan U.S. Equity Fund	1,295,246
36,109	AZL MFS Investors Trust Fund	425,008
32,982	AZL Mid Cap Index Fund*	420,854
61,614	AZL Morgan Stanley Global Real Estate Fund	446,698
40,974	AZL Morgan Stanley Mid Cap Growth Fund*	446,202
36,058	AZL NFJ International Value Fund*	442,790
40,319	AZL OCC Opportunity Fund*	432,219
99,110	AZL Russell 1000 Growth Fund*	863,247
198,989	AZL Russell 1000 Value Fund*	1,721,253
58,012	AZL Turner Quantitative Small Cap Growth Fund*	432,186
97,504	AZL Van Kampen Growth and Income Fund	858,038
93,407	PIMCO PVIT CommodityRealReturn Strategy Portfolio	692,145
37,453	PIMCO PVIT Emerging Markets Bond Portfolio	489,515
112,598	PIMCO PVIT Global Bond Portfolio (Unhedged)	1,449,142
324,278	PIMCO PVIT High Yield Portfolio	2,380,204
110,660	PIMCO PVIT Real Return Portfolio	1,439,681
2,269,448	PIMCO PVIT Total Return Portfolio	25,599,372

Total Affiliated Investment Companies (Cost $47,434,190)		46,611,924

Investment Companies (1.9%):
887,013	Dreyfus Treasury Prime Cash Management, 0.00%(a)	887,013

Total Investment Companies (Cost $887,013)		887,013

Total Investment Securities (Cost $48,321,203)(b) — 99.7%		47,498,937
Net other assets (liabilities) — 0.3%		163,434

Net Assets — 100.0%		$47,662,371

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $48,394,033. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$523,699
Unrealized depreciation	(1,418,795)

Net unrealized depreciation	$(895,096)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Fusion
Conservative
Fund

Assets:
Investments in non-affiliates, at cost	$887,013
Investments in affiliates, at cost	47,434,190

Total investments, at cost	$48,321,203

Investments in non-affiliates, at value	$887,013
Investments in affiliates, at value	46,611,924

Total Investment securities, at value	47,498,937
Dividends receivable	65,456
Receivable for capital shares issued	1,066,101

Total Assets	48,630,494

Liabilities:
Payable for affiliated investments purchased	927,751
Payable for capital shares redeemed	156
Manager fees payable	5,289
Administration fees payable	27,600
Custodian fees payable	1,477
Administrative and compliance services fees payable	526
Trustee fees payable	1,313
Other accrued liabilities	4,011

Total Liabilities	968,123

Net Assets	$47,662,371

Net Assets Consist of:
Capital	$48,090,590
Accumulated net investment income/(loss)	226,115
Accumulated net realized gains/(losses) from investment transactions	167,932
Net unrealized appreciation/(depreciation) on investments	(822,266)

Net Assets	$47,662,371

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,696,842
Net Asset Value (offering and redemption price per share)	$10.15

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Fusion
Conservative
Fund

Investment Income:
Dividends from affiliates	$262,636
Dividends from non-affiliates	2

Total Investment Income	262,638

Expenses:
Manager fees	24,372
Administration fees	48,775
Custodian fees	2,029
Administrative and compliance services fees	672
Trustees’ fees	1,730
Professional fees	1,160
Shareholder reports	2,733
Other expenses	498

Total expenses before reductions	81,969
Less expenses waived/reimbursed by the Manager	(44,541)

Net expenses	37,428

Net Investment Income/(Loss)	225,210

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	137,014
Change in unrealized appreciation/(depreciation) on investments	(804,696)

Net Realized/Unrealized Gains/(Losses) on Investments	(667,682)

Change in Net Assets Resulting From Operations	$(442,472)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Statements of Changes in Net Assets

	AZL Fusion
	Conservative Fund
	For the	October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$225,210	$11,585
Net realized gains/(losses) on investment transactions	137,014	77,861
Change in unrealized appreciation/(depreciation) on investments	(804,696)	(17,570)

Change in net assets resulting from operations	(442,472)	71,876

Dividends to Shareholders:
From net investment income	—	(57,623)

Change in net assets resulting from dividends to shareholders	—	(57,623)

Capital Transactions:
Proceeds from shares issued	43,690,207	7,129,465
Proceeds from dividends reinvested	—	57,623
Value of shares redeemed	(1,583,331)	(1,203,374)

Change in net assets resulting from capital transactions	42,106,876	5,983,714

Change in net assets	41,664,404	5,997,967
Net Assets:
Beginning of period	5,997,967	—

End of period	$47,662,371	$5,997,967

Accumulated net investment income/(loss)	$226,115	$905

Share Transactions:
Shares issued	4,255,266	708,846
Dividends reinvested	—	5,717
Shares redeemed	(153,386)	(119,601)

Change in shares	4,101,880	594,962

(a)	Period from commencement of operations.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		October 23,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05 (b)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.02	0.16

Total from Investment Activities	0.07	0.18

Dividends to Shareholders From:
Net Investment Income	—	(0.10)

Total Dividends	—	(0.10)

Net Asset Value, End of Period	$10.15	$10.08

Total Return(c) (d)	0.69%	1.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$47,662	$5,998
Net Investment Income/(Loss)(e)	1.85%	2.36%
Expenses Before Reductions(e) (f)	0.67%	2.56%
Expenses Net of Reductions(e)	0.31%	0.35%
Portfolio Turnover Rate(d)	32.93%	52.84%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, the Fusion Edge Fund, the AZL Balanced Index Strategy Fund, the AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Conservative Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

(e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.35%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Conservative Fund	0.20%	0.35%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2012	12/31/2013
AZL Fusion Conservative Fund	$10,635	$38,472

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $240 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$46,611,924	$—	$46,611,924
Investment Companies	887,013	—	887,013

Total Investment Securities	$47,498,937	$—	$47,498,937

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Conservative Fund	$49,521,311	$7,976,965

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Fusion Conservative Fund	$57,623	$57,623

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed			Accumulated
	Ordinary	Long Term	Accumulated	Unrealized	Earnings
	Income	Capital Gains	Earnings	Depreciation(b)	(Deficit)
AZL Fusion Conservative Fund	$13,692	$19,944	$33,636	$(19,383)	$14,253

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC insured.	SARPT0610 8/10

AZL FusionSM Edge Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Edge Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/30/10	6/30/10	4/30/10 - 6/30/10	4/30/10 - 6/30/10
AZL Fusion Edge Fund	$1,000.00	$950.00	$0.50	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 30, 2010 (date of commencement of operations) to June 30, 2010 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Edge Fund	$1,000.00	$1,023.31	$1.51	0.30%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 62 days of operations during the period, and has been annualized to reflect values for the period January 1, 2010 to June 30, 2010.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Edge Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL BlackRock Capital Appreciation Fund	6.6%
AZL Columbia Mid Cap Value Fund	2.4
AZL Columbia Small Cap Value Fund	3.7
AZL Dynamic Investments Trust	16.8
AZL Eaton Vance Large Cap Value Fund	6.5
AZL International Index Fund	7.4
AZL Invesco International Equity Fund	12.0
AZL JPMorgan U.S. Equity Fund	5.8
AZL MFS Investors Trust Fund	2.5
AZL Mid Cap Index Fund	0.8
AZL Morgan Stanley Global Real Estate Fund	4.3
AZL Morgan Stanley Mid Cap Growth Fund	2.6
AZL NFJ International Value Fund	8.4
AZL OCC Opportunity Fund	2.4
AZL Russell 1000 Growth Index Fund	3.7
AZL Russell 1000 Value Index Fund	5.3
AZL Schroder Emerging Markets Equity Fund, Class 2	2.6
AZL Turner Quantitative Small Cap Growth Fund	1.2
AZL Van Kampen Growth and Income Fund	3.2
PIMCO PVIT CommodityRealReturn Strategy Portfolio	1.8
Investment Companies	0.0

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
29,186	AZL BlackRock Capital Appreciation Fund	$314,630
18,183	AZL Columbia Mid Cap Value Fund	114,734
20,307	AZL Columbia Small Cap Value Fund	174,847
4,999	AZL Dynamic Investments Trust*	800,125
44,436	AZL Eaton Vance Large Cap Value Fund	308,386
30,834	AZL International Index Fund*	352,429
45,975	AZL Invesco International Equity Fund	570,551
35,096	AZL JPMorgan U.S. Equity Fund	272,699
9,958	AZL MFS Investors Trust Fund	117,211
3,027	AZL Mid Cap Index Fund*	38,505
27,968	AZL Morgan Stanley Global Real Estate Fund	202,771
11,244	AZL Morgan Stanley Mid Cap Growth Fund*	122,442
32,685	AZL NFJ International Value Fund*	401,369
10,793	AZL OCC Opportunity Fund*	115,698
20,238	AZL Russell 1000 Growth Fund*	176,273
29,232	AZL Russell 1000 Value Fund*	252,859
17,094	AZL Schroder Emerging Markets Equity Fund, Class 2	120,853
7,835	AZL Turner Quantitative Small Cap Growth Fund*	58,371
17,420	AZL Van Kampen Growth and Income Fund	153,300
11,355	PIMCO PVIT CommodityRealReturn Strategy Portfolio	84,140

Total Affiliated Investment Companies (Cost $5,001,397)		4,752,193

Investment Companies (0.0%):
736	Dreyfus Treasury Prime Cash Management, 0.00%(a)	736

Total Investment Companies (Cost $736)		736

Total Investment Securities (Cost $5,002,133)(b) — 100.0%		4,752,929
Net other assets (liabilities) — 0.0%		(599)

Net Assets — 100.0%		$4,752,330

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $5,002,133. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$297,335
Unrealized depreciation	(546,539)

Net unrealized depreciation	$(249,204)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Fusion
Edge Fund

Assets:
Investments in non-affiliates, at cost	$736
Investments in affiliates, at cost	5,001,397

Total investments, at cost	$5,002,133

Investments in non-affiliates, at value	$736
Investments in affiliates, at value	4,752,193

Total Investment securities, at value	4,752,929

Total Assets	4,752,929

Liabilities:
Manager fees payable	593
Fund accounting fees payable	5
Other accrued liabilities	1

Total Liabilities	599

Net Assets	$4,752,330

Net Assets Consist of:
Capital	$5,000,000
Accumulated net investment income/(loss)	1,746
Accumulated net realized gains/(losses) from investment transactions	(212)
Net unrealized appreciation/(depreciation) on investments	(249,204)

Net Assets	$4,752,330

Shares of beneficial interest (unlimited number of shares authorized, no par value)	500,000
Net Asset Value (offering and redemption price per share)	$9.50

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Statement of Operations
For the Period Ended June 30, 2010
(Unaudited)

AZL Fusion
Edge Fund(a)

Investment Income:
Dividends from affiliates	$4,206

Total Investment Income	4,206

Expenses:
Manager fees	1,640
Administration fees	964
Custodian fees	46
Administrative and compliance service fees	15
Trustees’ fees	47
Professional fees	25
Shareholder reports	74
Other expenses	59

Total expenses before reductions	2,870
Less expenses contractually waived/reimbursed by the Manager	(410)

Net expenses	2,460

Net Investment Income/(Loss)	1,746

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	(212)
Change in unrealized appreciation/(depreciation) on investments	(249,204)

Net Realized/Unrealized Gains/(Losses) on Investments	(249,416)

Change in Net Assets Resulting From Operations	$(247,670)

(a)	For the Period April 30, 2010 (commencement of operations) to June 30, 2010.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Statement of Changes in Net Assets

AZL Fusion
Edge Fund
April 30, 2010
to June 30,
2010(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,746
Net realized gains/(losses) on investment transactions	(212)
Change in unrealized appreciation/(depreciation) on investments	(249,204)

Change in net assets resulting from operations	(247,670)

Capital Transactions:
Proceeds from shares issued	5,000,000

Change in net assets resulting from capital transactions	5,000,000

Change in net assets	4,752,330
Net Assets:
Beginning of period	—

End of period	$4,752,330

Accumulated net investment income/(loss)	$1,746

Share Transactions:
Shares issued	500,000

Change in shares	500,000

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

April 30, 2010
to June 30,
2010(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Realized and Unrealized Gains/(Losses) on Investments	(0.50)

Total from Investment Activities	(0.50)

Net Asset Value, End of Period	$9.50

Total Return(b) (c)	(5.00)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$4,752
Net Investment Income/(Loss)(d)	0.21%
Expenses Before Reductions(d) (e)	0.35%
Expenses Net of Reductions(d)	0.30%
Portfolio Turnover Rate(c)	—%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Edge Fund (the “Fund”), which commenced operations on April 30, 2010.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Edge Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

$50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $5 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$3,952,068	$800,125	(1)	$4,752,193
Investment Companies	736	—		736

Total Investment Securities	$3,952,804	$800,125		$4,752,929

(1)	Consists of the holding, AZL Dynamic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on April 30, 2010 (commencement of operations.)

5. Security Purchases and Sales

For the period April 30, 2010 through June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Edge Fund	$5,000,000	$—

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) is comprised of eight separate investment portfolios (collectively referred to as the “Funds”). One of the Funds, the AZL Fusion Edge Fund (the “Edge Fund”) commenced operations on April 30, 2010. Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Permitted Underlying Investments. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2011.

Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds (the AZL Fusion Conservative, Balanced, Moderate, Growth and Edge Funds) pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire. Wilshire began serving in its capacity as a consultant beginning January 1, 2010.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement (the “Agreement”) with the Edge Fund was initially and most recently considered at an “in person” Board of Trustees meeting held February 20, 1010, at which time the Board of Trustees approved the creation of the Edge Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2011. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement in respect to the Edge Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Edge Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and the Edge Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Edge Fund) and executive and other personnel as are necessary for the operation of the Trust and the Edge Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Edge Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Edge Fund under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the meeting held February 20, 2010, Trustees received information on the Manager’s investment philosophy, strategy and investment process for managing the Edge Fund, and the personnel who will be responsible for its management. The Trustees also received back tested performance information from the Manager which set forth the absolute and comparable performance of the Edge Fund against a peer group of “mixed-asset target allocation growth funds,” as well as against relevant indexes, for the years 2000 through 2009. At the Board of Trustees meeting held February 20, 2010, the Trustees determined that the overall investment performance of the Edge Fund was expected to be acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees which the Edge Fund will pay the Manager under the Agreement. The Manager has agreed to temporarily “cap” the advisory fee through April 30, 2011, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Edge Fund are above the average level of fees paid by the Edge Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Edge Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which excludes expenses of the underlying funds in which the Edge Fund invests). As noted above, the Manager has agreed to “cap” Fund expenses. Based upon the information provided, the Fund’s overall total expense ratio would be above average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Edge Fund was not unreasonable.

At an “in person” Board of Trustees meeting held October 28, 2009 the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2006 through June 30, 2009. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationship with the other Funds which are part of the Trust or the Allianz Variable Insurance Products VIP Trust (the “VIP Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Edge Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Edge Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, if the Edge Fund has substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the Edge Fund and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Edge Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the VIP Trust as of December 31, 2009 were approximately $8.1 billion, and that no single Fund had assets in excess of $935 million.

The Trustees noted that the Manager has agreed to temporarily “cap” advisory fees and Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2010, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Edge Fund’s Agreement was acceptable under the Fund’s circumstances.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Allianz Funds

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL FusionSM Growth Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Growth Fund	$1,000.00	$963.90	$0.97	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Growth Fund	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL BlackRock Capital Appreciation Fund	5.5%
AZL Columbia Mid Cap Value Fund	1.8
AZL Columbia Small Cap Value Fund	2.8
AZL Eaton Vance Large Cap Value Fund	6.4
AZL International Index Fund	6.7
AZL Invesco International Equity Fund	10.0
AZL JPMorgan U.S. Equity Fund	5.5
AZL MFS Investors Trust Fund	2.8
AZL Mid Cap Index Fund	0.9
AZL Morgan Stanley Global Real Estate Fund	4.0
AZL Morgan Stanley Mid Cap Growth Fund	2.0
AZL NFJ International Value Fund	6.9
AZL OCC Opportunity Fund	1.9
AZL Russell 1000 Growth Index Fund	3.5
AZL Russell 1000 Value Index Fund	5.5
AZL Schroder Emerging Markets Equity Fund, Class 2	2.9
AZL Strategic Investments Trust	3.8
AZL Turner Quantitative Small Cap Growth Fund	0.9
AZL Van Kampen Growth and Income Fund	2.9
PIMCO PVIT CommodityRealReturn Strategy Portfolio	2.1
PIMCO PVIT Emerging Markets Bond Portfolio	1.1
PIMCO PVIT Global Bond Portfolio	3.3
PIMCO PVIT High Yield Portfolio	2.2
PIMCO PVIT Real Return Portfolio	4.5
PIMCO PVIT Total Return Portfolio	10.9

100.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.8%):
3,876,264	AZL BlackRock Capital Appreciation Fund	$41,786,122
2,193,636	AZL Columbia Mid Cap Value Fund	13,841,840
2,448,879	AZL Columbia Small Cap Value Fund	21,084,849
6,999,549	AZL Eaton Vance Large Cap Value Fund	48,576,871
4,404,444	AZL International Index Fund*	50,342,791
6,052,963	AZL Invesco International Equity Fund	75,117,268
5,371,460	AZL JPMorgan U.S. Equity Fund	41,736,241
1,771,328	AZL MFS Investors Trust Fund	20,848,536
534,775	AZL Mid Cap Index Fund*	6,823,731
4,139,854	AZL Morgan Stanley Global Real Estate Fund	30,013,939
1,386,044	AZL Morgan Stanley Mid Cap Growth Fund*	15,094,019
4,218,338	AZL NFJ International Value Fund*	51,801,190
1,310,440	AZL OCC Opportunity Fund*	14,047,918
3,049,576	AZL Russell 1000 Growth Fund*	26,561,803
4,797,780	AZL Russell 1000 Value Fund*	41,500,793
3,124,090	AZL Schroder Emerging Markets Equity Fund, Class 2	22,087,313
5,960,686	AZL Strategic Investments Trust*	28,492,081
944,045	AZL Turner Quantitative Small Cap Growth Fund*	7,033,137
2,460,288	AZL Van Kampen Growth and Income Fund	21,650,534
2,100,810	PIMCO PVIT CommodityRealReturn Strategy Portfolio	15,567,004
641,419	PIMCO PVIT Emerging Markets Bond Portfolio	8,383,349
1,945,327	PIMCO PVIT Global Bond Portfolio (Unhedged)	25,036,361
2,213,458	PIMCO PVIT High Yield Portfolio	16,246,781
2,589,412	PIMCO PVIT Real Return Portfolio	33,688,256
7,254,573	PIMCO PVIT Total Return Portfolio	81,831,586

Total Affiliated Investment Companies (Cost $745,707,422)		759,194,313

Total Investment Securities (Cost $745,707,422)(a) — 100.8%		759,194,313
Net other assets (liabilities) — (0.8)%		(6,023,861)

Net Assets — 100.0%		$753,170,452

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $802,284,950. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$43,997,559
Unrealized depreciation	(87,088,196)

Net unrealized depreciation	$(43,090,637)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Fusion
Growth Fund

Assets:
Investments in affiliates, at cost	$745,707,422

Investments in affiliates, at value	$759,194,313
Dividends receivable	403,783
Receivable for affiliated investments sold	313,581
Prepaid expenses	38,478

Total Assets	759,950,155

Liabilities:
Cash overdraft	671,628
Payable for affiliated investments purchased	403,782
Payable for capital shares redeemed	5,471,525
Manager fees payable	127,689
Administration fees payable	11,745
Custodian fees payable	633
Administrative and compliance services fees payable	7,206
Trustee fees payable	17,993
Other accrued liabilities	67,502

Total Liabilities	6,779,703

Net Assets	$753,170,452

Net Assets Consist of:
Capital	$1,002,591,341
Accumulated net investment income/(loss)	21,197,461
Accumulated net realized gains/(losses) from investment transactions	(284,105,241)
Net unrealized appreciation/(depreciation) on investments	13,486,891

Net Assets	$753,170,452

Shares of beneficial interest (unlimited number of shares authorized, no par value)	85,417,194
Net Asset Value (offering and redemption price per share)	$8.82

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Fusion
Growth Fund

Investment Income:
Dividends from affiliates	$4,373,835

Total Investment Income	4,373,835

Expenses:
Manager fees	811,576
Administration fees	28,580
Custodian fees	1,193
Administrative and compliance services fees	14,198
Trustees’ fees	33,652
Professional fees	41,269
Shareholder reports	51,557
Other expenses	20,493

Total expenses before reductions	1,002,518
Less expenses voluntarily waived/reimbursed by the Manager	(202,898)

Net expenses	799,620

Net Investment Income/(Loss)	3,574,215

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	38,697,922
Change in unrealized appreciation/(depreciation) on investments	(71,521,791)

Net Realized/Unrealized Gains/(Losses) on Investments	(32,823,869)

Change in Net Assets Resulting From Operations	$(29,249,654)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Statements of Changes in Net Assets

	AZL Fusion Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,574,215	$9,887,930
Net realized gains/(losses) on investment transactions	38,697,922	(155,107,799)
Change in unrealized appreciation/(depreciation) on investments	(71,521,791)	348,567,554

Change in net assets resulting from operations	(29,249,654)	203,347,685

Dividends to Shareholders:
From net investment income	—	(15,845,207)
From net realized gains on investments	—	(29,969,346)

Change in net assets resulting from dividends to shareholders	—	(45,814,553)

Capital Transactions:
Proceeds from shares issued	29,239,969	66,779,864
Proceeds from dividends reinvested	—	45,814,553
Value of shares redeemed	(72,085,376)	(77,291,799)

Change in net assets resulting from capital transactions	(42,845,407)	35,302,618

Change in net assets	(72,095,061)	192,835,750
Net Assets:
Beginning of period	825,265,513	632,429,763

End of period	$753,170,452	$825,265,513

Accumulated net investment income/(loss)	$21,197,461	$17,623,246

Share Transactions:
Shares issued	3,166,539	8,600,672
Dividends reinvested	—	5,266,041
Shares redeemed	(7,893,319)	(9,681,260)

Change in shares	(4,726,780)	4,185,453

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					April 29, 2005 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2010	2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.15	$7.36	$12.94	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.11	0.12	0.12	0.06	0.01
Net Realized and Unrealized Gains/ (Losses) on Investments	(0.38)	2.20	(4.94)	0.60	1.29	1.20

Total from Investment Activities	(0.33)	2.31	(4.82)	0.72	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	—	(0.18)	(0.16)	(0.06)	(0.01)	—
Net Realized Gains	—	(0.34)	(0.60)	(0.21)	(0.06)	—

Total Dividends	—	(0.52)	(0.76)	(0.27)	(0.07)	—

Net Asset Value, End of Period	$8.82	$9.15	$7.36	$12.94	$12.49	$11.21

Total Return(b) (c)	(3.61)%	31.84%	(38.77)%	5.75%	12.20%	12.10%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$753,170	$825,266	$632,430	$1,127,353	$900,439	$342,171
Net Investment Income/(Loss)(d)	0.88%	1.39%	1.15%	1.10%	0.81%	0.42%
Expenses Before Reductions(d) (e)	0.25%	0.25%	0.24%	0.25%	0.26%	0.38%
Expenses Net of Reductions(d)	0.20%	0.20%	0.24%	0.25%	0.26%	0.30%
Portfolio Turnover Rate(c)	38.09%	52.93%	62.37%	32.07%	28.37%	0.58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

(e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

$50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $11,872 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$730,702,232	$28,492,081	(1)	$759,194,313

Total Investment Securities	$730,702,232	$28,492,081		$759,194,313

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$308,327,236	$341,518,754

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Fusion Growth Fund	$251,673,269

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,429,241 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$19,690,969	$26,123,584	$45,814,553

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(b)	(Deficit)
AZL Fusion Growth Fund	$17,507,194	$17,507,194	$(257,102,510)	$19,424,081	$(220,171,235)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

Allianz Funds

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL FusionSM Moderate Fund
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Moderate Fund	$1,000.00	$978.20	$0.98	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Fusion Moderate Fund	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL BlackRock Capital Appreciation Fund	4.6%
AZL Columbia Mid Cap Value Fund	1.3
AZL Columbia Small Cap Value Fund	2.7
AZL Eaton Vance Large Cap Value Fund	6.4
AZL International Index Fund	5.6
AZL Invesco International Equity Fund	6.8
AZL JPMorgan U.S. Equity Fund	4.6
AZL MFS Investors Trust Fund	1.9
AZL Mid Cap Index Fund	0.9
AZL Morgan Stanley Global Real Estate Fund	2.9
AZL Morgan Stanley Mid Cap Growth Fund	1.5
AZL NFJ International Value Fund	4.8
AZL OCC Opportunity Fund	1.8
AZL Russell 1000 Growth Index Fund	2.9
AZL Russell 1000 Value Index Fund	4.7
AZL Schroder Emerging Markets Equity Fund, Class 2	1.4
AZL Strategic Investments Trust	3.1
AZL Turner Quantitative Small Cap Growth Fund	0.9
AZL Van Kampen Growth and Income Fund	1.9
PIMCO PVIT CommodityRealReturn Strategy Portfolio	1.5
PIMCO PVIT Emerging Markets Bond Portfolio	1.1
PIMCO PVIT Global Bond Portfolio	3.2
PIMCO PVIT High Yield Portfolio	3.2
PIMCO PVIT Real Return Portfolio	4.4
PIMCO PVIT Total Return Portfolio	26.0
Investment Companies	0.1

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
4,941,979	AZL BlackRock Capital Appreciation Fund	$53,274,538
2,465,606	AZL Columbia Mid Cap Value Fund	15,557,975
3,680,012	AZL Columbia Small Cap Value Fund	31,684,904
10,636,844	AZL Eaton Vance Large Cap Value Fund	73,819,698
5,657,681	AZL International Index Fund*	64,667,297
6,329,219	AZL Invesco International Equity Fund	78,545,606
6,835,301	AZL JPMorgan U.S. Equity Fund	53,110,288
1,819,349	AZL MFS Investors Trust Fund	21,413,732
813,451	AZL Mid Cap Index Fund*	10,379,630
4,643,624	AZL Morgan Stanley Global Real Estate Fund	33,666,275
1,540,170	AZL Morgan Stanley Mid Cap Growth Fund*	16,772,447
4,508,556	AZL NFJ International Value Fund*	55,365,063
1,965,588	AZL OCC Opportunity Fund*	21,071,105
3,867,699	AZL Russell 1000 Growth Fund*	33,687,659
6,267,781	AZL Russell 1000 Value Fund*	54,216,306
2,329,373	AZL Schroder Emerging Markets Equity Fund, Class 2	16,468,669
7,599,266	AZL Strategic Investments Trust*	36,324,489
1,414,798	AZL Turner Quantitative Small Cap Growth Fund*	10,540,242
2,433,733	AZL Van Kampen Growth and Income Fund	21,416,852
2,356,086	PIMCO PVIT CommodityRealReturn Strategy Portfolio	17,458,600
958,402	PIMCO PVIT Emerging Markets Bond Portfolio	12,526,318
2,901,874	PIMCO PVIT Global Bond Portfolio (Unhedged)	37,347,123
4,957,271	PIMCO PVIT High Yield Portfolio	36,386,369
3,862,203	PIMCO PVIT Real Return Portfolio	50,247,262
26,539,218	PIMCO PVIT Total Return Portfolio	299,362,381

Total Affiliated Investment Companies (Cost $1,134,973,460)		1,155,310,828

Investment Companies (0.1%):
640,741	Dreyfus Treasury Prime Cash Management, 0.00%(a)	640,741

Total Investment Companies (Cost $640,741)		640,741

Total Investment Securities (Cost $1,135,614,201)(b) — 100.2%		1,155,951,569
Net other assets (liabilities) — (0.2)%		(2,467,721)

Net Assets — 100.0%		$1,153,483,848

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $1,175,305,838. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$53,384,242
Unrealized depreciation	(72,738,511)

Net unrealized depreciation	$(19,354,269)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL Fusion
Moderate
Fund

Assets:
Investments in non-affiliates, at cost	$640,741
Investments in affiliates, at cost	1,134,973,460

Total investments, at cost	$1,135,614,201

Investments in non-affiliates, at value	$640,741
Investments in affiliates, at value	1,155,310,828

Total Investment securities, at value	1,155,951,569
Dividends receivable	1,005,661
Receivable for capital shares issued	150,728
Prepaid expenses	6,784

Total Assets	1,157,114,742

Liabilities:
Payable for affiliated investments purchased	2,465,744
Payable for capital shares redeemed	877,141
Manager fees payable	142,589
Administration fees payable	13,003
Custodian fees payable	717
Administrative and compliance services fees payable	10,492
Trustee fees payable	26,197
Other accrued liabilities	95,011

Total Liabilities	3,630,894

Net Assets	$1,153,483,848

Net Assets Consist of:
Capital	$1,236,134,727
Accumulated net investment income/(loss)	31,571,171
Accumulated net realized gains/(losses) from investment transactions	(134,559,418)
Net unrealized appreciation/(depreciation) on investments	20,337,368

Net Assets	$1,153,483,848

Shares of beneficial interest (unlimited number of shares authorized, no par value)	122,452,770
Net Asset Value (offering and redemption price per share)	$9.42

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL Fusion
Moderate
Fund

Investment Income:
Dividends from affiliates	$7,658,950
Dividends from non-affiliates	11

Total Investment Income	7,658,961

Expenses:
Manager fees	1,061,980
Administration fees	29,691
Custodian fees	1,266
Administrative and compliance services fees	19,030
Trustees’ fees	45,812
Professional fees	51,685
Shareholder reports	70,443
Other expenses	24,367

Total expenses before reductions	1,304,274
Less expenses voluntarily waived/reimbursed by the Manager	(265,500)

Net expenses	1,038,774

Net Investment Income/(Loss)	6,620,187

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	57,987,578
Change in unrealized appreciation/(depreciation) on investments	(94,290,298)

Net Realized/Unrealized Gains/(Losses) on Investments	(36,302,720)

Change in Net Assets Resulting From Operations	$(29,682,533)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Statements of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the	For the
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2010	2009
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$6,620,187	$14,092,129
Net realized gains/(losses) on investment transactions	57,987,578	(77,732,423)
Change in unrealized appreciation/(depreciation) on investments	(94,290,298)	257,790,878

Change in net assets resulting from operations	(29,682,533)	194,150,584

Dividends to Shareholders:
From net investment income	—	(13,999,685)
From net realized gains on investments	—	(17,839,565)

Change in net assets resulting from dividends to shareholders	—	(31,839,250)

Capital Transactions:
Proceeds from shares issued	258,217,968	325,853,513
Proceeds from dividends reinvested	—	31,839,250
Value of shares redeemed	(10,780,505)	(22,591,854)

Change in net assets resulting from capital transactions	247,437,463	335,100,909

Change in net assets	217,754,930	497,412,243
Net Assets:
Beginning of period	935,728,918	438,316,675

End of period	$1,153,483,848	$935,728,918

Accumulated net investment income/(loss)	$31,571,171	$24,950,984

Share Transactions:
Shares issued	26,391,396	39,813,443
Dividends reinvested	—	3,460,788
Shares redeemed	(1,128,337)	(2,656,755)

Change in shares	25,263,059	40,617,476

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					April 29, 2005 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2010	2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.63	$7.75	$12.45	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (c)	0.06	0.23	0.20	0.12	0.08 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.21)	2.20	(4.13)	0.58	1.04	0.83

Total from Investment Activities	(0.21)	2.26	(3.90)	0.78	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.17)	(0.24)	(0.12)	(0.02)	—
Net Realized Gains	—	(0.21)	(0.56)	(0.19)	(0.07)	—

Total Dividends	—	(0.38)	(0.80)	(0.31)	(0.09)	—

Net Asset Value, End of Period	$9.42	$9.63	$7.75	$12.45	$11.98	$10.91

Total Return(d) (e)	(2.18)%	29.42%	(32.76)%	6.54%	10.71%	9.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$1,153,484	$935,729	$438,317	$830,702	$648,711	$303,316
Net Investment Income/(Loss)(f)	1.25%	2.07%	1.79%	1.82%	1.50%	1.09%
Expenses Before Reductions(f) (g)	0.25%	0.25%	0.25%	0.25%	0.27%	0.42%
Expenses Net of Reductions(f)	0.20%	0.20%	0.24%	0.25%	0.27%	0.30%
Portfolio Turnover Rate(e)	33.67%	37.56%	55.14%	31.35%	23.53%	0.00%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Less than $0.005 per share.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, AZL Balanced Index Strategy Fund, AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

(e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.30%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

$50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $14,658 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,118,986,339	$36,324,489	(1)	$1,155,310,828
Investment Companies	640,741	—		640,741

Total Investment Securities	$1,119,627,080	$36,324,489		$1,155,951,569

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$613,613,952	$356,655,336

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Fusion Moderate Fund	$134,563,869

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $2,477,108 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2009 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$17,151,802	$14,687,448	$31,839,250

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

As of the latest tax year ended December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Fusion Moderate Fund	$24,852,609	$24,852,609	$(137,040,977)	$59,220,022	$(52,968,346)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

Allianz Funds

The Allianz VIP Fund of Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

AZL Growth Index StrategySM Fund
(formerly AZL Moderate Index StrategySM Fund)
Semi-Annual Report
June 30, 2010
(Unaudited)
Allianz Funds

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Growth Index Strategy Fund	$1,000.00	$959.50	$0.49	0.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/10	6/30/10	1/1/10 - 6/30/10	1/1/10 - 6/30/10
AZL Growth Index Strategy Fund	$1,000.00	$1,024.30	$0.50	0.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Growth Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2010:

Percent of
Investments	net assets*
AZL Enhanced Bond Index Fund	26.1%
AZL International Index Fund	18.8
AZL Mid Cap Index Fund	10.8
AZL S&P 500 Index Fund, Class 2	39.0
AZL Small Cap Stock Index Fund	5.3
Investment Companies	0.1

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
5,140,315	AZL Enhanced Bond Index Fund*	$54,076,112
3,401,738	AZL International Index Fund*	38,881,860
1,751,509	AZL Mid Cap Index Fund*	22,279,193
11,308,760	AZL S&P 500 Index Fund, Class 2	80,857,638
1,409,425	AZL Small Cap Stock Index Fund*	11,049,893

Total Affiliated Investment Companies (Cost $208,328,282)		207,144,696

Investment Companies (0.1%):
188,748	Dreyfus Treasury Prime Cash Management, 0.00%(a)	188,748

Total Investment Companies (Cost $188,748)		188,748

Total Investment Securities (Cost $208,517,030)(b) — 100.1%		207,333,444
Net other assets (liabilities) — (0.1)%		(147,810)

Net Assets — 100.0%		$207,185,634

Percentages indicated are based on net assets as of June 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2010.

(b)	Cost for federal income tax purposes is $208,594,679. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,844,248
Unrealized depreciation	(5,105,483)

Net unrealized depreciation	$(1,261,235)

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

AZL
Growth Index
Strategy Fund

Assets:
Investments in non-affiliates, at cost	$188,748
Investments in affiliates, at cost	208,328,282

Total investments, at cost	$208,517,030

Investments in non-affiliates, at value	$188,748
Investments in affiliates, at value	207,144,696

Total Investment securities, at value	207,333,444
Dividends receivable	4
Receivable for capital shares issued	125,511
Prepaid expenses	544

Total Assets	207,459,503

Liabilities:
Payable for affiliated investments purchased	188,747
Manager fees payable	8,492
Administration fees payable	26,900
Custodian fees payable	1,293
Administrative and compliance services fees payable	3,846
Trustee fees payable	9,602
Other accrued liabilities	34,989

Total Liabilities	273,869

Net Assets	$207,185,634

Net Assets Consist of:
Capital	$208,581,659
Accumulated net investment income/(loss)	(89,578)
Accumulated net realized gains/(losses) from investment transactions	(122,861)
Net unrealized appreciation/(depreciation) on investments	(1,183,586)

Net Assets	$207,185,634

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,216,429
Net Asset Value (offering and redemption price per share)	$11.37

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Statement of Operations
For the Six Months Ended June 30, 2010
(Unaudited)

AZL
Growth Index
Strategy Fund

Investment Income:
Dividends from non-affiliates	$6
Net Foreign withholding tax from non-affiliates	4,576

Total Investment Income	4,582

Expenses:
Manager fees	47,171
Administration fees	21,218
Custodian fees	799
Administrative and compliance service fees	2,420
Trustees’ fees	5,814
Professional fees	6,670
Shareholder reports	8,947
Other expenses	2,509

Total expenses	95,548

Net Investment Income/(Loss)	(90,966)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	485,518
Change in unrealized appreciation/(depreciation) on investments	(9,817,731)

Net Realized/Unrealized Gains/(Losses) on Investments	(9,332,213)

Change in Net Assets Resulting From Operations	$(9,423,179)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Statements of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the	July 10,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(90,966)	$936
Net realized gains/(losses) on investment transactions	485,518	(607,005)
Change in unrealized appreciation/(depreciation) on investments	(9,817,731)	8,634,459

Change in net assets resulting from operations	(9,423,179)	8,028,390

Dividends to Shareholders:
From net investment income	—	(922)

Change in net assets resulting from dividends to shareholders	—	(922)

Capital Transactions:
Proceeds from shares issued	52,136,559	37,787,965
Proceeds from shares issued in merger	—	164,840,061
Proceeds from dividends reinvested	—	922
Value of shares redeemed	(6,888,756)	(39,295,406)

Change in net assets resulting from capital transactions	45,247,803	163,333,542

Change in net assets	35,824,624	171,361,010
Net Assets:
Beginning of period	171,361,010	—

End of period	$207,185,634	$171,361,010

Accumulated net investment income/(loss)	$(89,578)	$1,388

Share Transactions:
Shares issued	4,333,339	3,660,355
Shares issued in merger	—	14,188,778
Dividends reinvested	—	78
Shares redeemed	(572,474)	(3,393,647)

Change in shares	3,760,865	14,455,564

(a)	Period from commencement of operations.

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

		July 10,
	Six Months	2009 to
	Ended	December 31,
	June 30, 2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.47)	1.85

Total from Investment Activities	(0.48)	1.85

Dividends to Shareholders From:
Net Investment Income	—	— (b)

Total Dividends	—	— (b)

Net Asset Value, End of Period	$11.37	$11.85

Total Return(c) (d)	(4.05)%	18.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$207,186	$171,361
Net Investment Income/(Loss)(e)	(0.10)%	0.00%
Expenses Before Reductions(e) (f)	0.10%	0.20%
Expenses Net of Reductions(e)	0.10%	0.20%
Portfolio Turnover Rate(d)	11.06%	44.31%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2010
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of eight separate investment portfolios, the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, the AZL Fusion Growth Fund, the Fusion Edge Fund, the AZL Balanced Index Strategy Fund, the AZL Growth Index Strategy Fund (formerly the AZL Moderate Index Strategy Fund), and the AZL Allianz Global Investors Select Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Growth Index Strategy Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended June 30, 2010, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated expense limit in effect during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2010, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2010 these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2010, $2,623 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2010, actual Trustee compensation was $346,500 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2010
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2010 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$207,144,696	$—	$207,144,696
Investment Companies	188,748	—	188,748

Total Investment Securities	$207,333,444	$—	$207,333,444

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

5. Security Purchases and Sales

For the period ended June 30, 2010, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$66,500,516	$20,894,767

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the period ended December 31, 2009 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Growth Index Strategy Fund	$922	$922

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2009 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Expires
12/31/2017
AZL Growth Index Strategy Fund	$566,898

As of the latest tax year ended December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(b)	Earnings
AZL Growth Index Strategy Fund	$1,388	$1,388	$(579,842)	$8,605,608	$8,027,154

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2010.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Allianz Funds

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SARPT0610 8/10

Item 2. Code of Ethics.
     Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Jeffrey Kletti
Jeffrey Kletti, President

Date August 26, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti
Jeffrey Kletti, President

Date August 26, 2010

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date August 26, 2010
*      Print the name and title of each signing officer under his or her signature.